CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common unit, issued	69,768,261	64,073,291
Common units, outstanding	69,768,261	64,073,291
Preferred units, issued	5,520,000
Preferred units, outstanding	5,520,000
General Partners Units, issued	1,423,843	1,318,517
General Partners Units, outstanding	1,423,843	1,318,517